Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of income tax expense (benefit) recognized in profit or loss

(a)Income tax expense (benefit) recognized in profit or loss for the years ended December 31, 2018, 2019 and 2020 consists of the following:

	Year ended December 31,
	2018	2019	2020
	(in thousands)

Current tax expense
Current period	$5,878	1,461	13,599
Adjustment for prior periods	(172)	(126)	(363)
	5,706	1,335	13,236

Deferred tax expense
Origination and reversal of temporary differences	1,012	247	370
Investment tax credits and operating loss carryforward	(4,525)	(1,166)	(1,894)
Effect of tax rate changes	(1,199)	-	-
	(4,712)	(919)	(1,524)
Total income tax expense	$994	416	11,712

Schedule of income taxes expense (benefit) recognized directly in other comprehensive income

(b)Income taxes expense (benefit) recognized directly in other comprehensive income for the years ended December 31, 2018, 2019 and 2020 consist of the following:

	Year ended December 31,
	2018	2019	2020
	(in thousands)

Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	$169	25	(38)

Schedule of reconciliation of the expected income tax expense computed based on the ROC statutory income tax rate, compared with the actual income tax expense as reported in the consolidated statements of profit or loss

(c)Reconciliation of the expected income tax expense computed based on the ROC statutory income tax rate of 20% compared with the actual income tax expense as reported in the consolidated statements of profit or loss for the years ended December 31, 2018, 2019 and 2020 are summarized as follows:

	Years ended December 31,
	2018		2019		2020
	Rate	Amount	Rate	Amount	Rate	Amount
		(in thousands)		(in thousands)		(in thousands)
Profit (loss) before income taxes		$7,020		$(15,768)		$56,872
Income tax expense calculated at the statutory rate	20.0%	1,404	20.0%	(3,154)	20.0%	11,374
Tax on undistributed earnings	(10.8)%	(755)	8.0%	(1,261)	3.0%	1,727
Tax-exempt income	(16.2)%	(1,135)	-	-	-	-
Tax benefit resulting from setting aside legal reserve from prior year’s income	(0.8)%	(56)	0.3%	(51)	-	-
Tax benefit resulting from offsetting prior year’s undistributed earning tax with current year’s loss	-	-	2.8%	(443)	-	-
Increase in tax credits	(75.6)%	(5,306)	17.1%	(2,698)	(12.1)%	(6,895)
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards and investment tax credits	100.2%	7,034	(40.9)%	6,455	8.7%	4,954
Net of non-taxable income and non-deductible expense	(2.1)%	(151)	(2.2)%	343	0.2%	129
Capital gain tax	(1.6)%	(116)	-	-	-	-
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	6.3%	440	(1.2)%	194	(1.2)%	(709)
Foreign tax rate differential	12.1%	850	(3.5)%	548	1.5%	881
Variance from audits, amendments and examinations of prior years’ income tax filings	(0.8)%	(58)	(2.3)%	368	(0.6)%	(363)
Effect of tax rate changes	(17.1)%	(1,199)	-	-	-	-
Others	0.6%	42	(0.7)%	115	1.1%	614
Income tax expense		$994		$416		$11,712
Effective tax rate	14.2%		(2.6)%		20.6%

Schedule of components of deferred tax assets and deferred tax liabilities

(d)As of December 31, 2019 and 2020, the components of deferred tax assets and deferred tax liabilities were as follows:

	December 31,	December 31,
	2019	2020
	(in thousands)
Deferred tax assets:
Inventory	$5,089	4,426
Tax credit carryforwards	5,645	7,780
Operating loss carryforward-statutory tax	1,254	1,013
Accrued compensated absences	588	735
Allowance for sales discounts	576	411
Depreciation	521	561
Unrealized foreign exchange loss	102	179
Others	658	634
	$14,433	15,739

Deferred tax liabilities:
Acquired intangible assets	$(1,255)	(1,014)
Remeasurement of defined benefit plans	(139)	(107)
Unrealized foreign exchange gain	-	(17)
	$(1,394)	(1,138)

Schedule of changes in deferred tax assets and liabilities

(e)Changes in deferred tax assets and liabilities were as follows:

			Recognized			Recognized
		Recognized	in other		Recognized	in other
	January 1,	in profit or	comprehensive	December	in profit or	comprehensive	December
	2019	loss	income	31, 2019	loss	income	31, 2020
	(in thousands)
Inventory	$5,996	(907)	-	5,089	(663)	-	4,426
Tax credit carryforwards	3,567	2,078	-	5,645	2,135	-	7,780
Operating loss carryforward	2,166	(912)	-	1,254	(241)	-	1,013
Accrued compensated absences	553	35	-	588	147	-	735
Allowance for sales discounts	685	(109)	-	576	(165)	-	411
Depreciation	481	40	-	521	40	-	561
Unrealized foreign exchange loss	8	94	-	102	60	-	162
Remeasurement of defined benefit plans	(114)	-	(25)	(139)	(6)	38	(107)
Acquired intangible assets	(1,645)	390	-	(1,255)	241	-	(1,014)
Others	448	210	-	658	(24)	-	634
Total	$12,145	919	(25)	13,039	1,524	38	14,601

Schedule of unrecognized deferred tax assets

(f)Unrecognized Deferred Tax Assets

Gross amount of deferred tax assets have not been recognized in respect of the following items.

	December 31,	December 31,
	2019	2020
	(in thousands)
Unused tax credits	$1,560	1,560
Unused operating loss carryforwards-statutory tax	224,566	241,371
Unused operating loss carryforwards-undistributed earnings tax	229,177	261,659
Others	27,333	29,897
	$482,636	534,487

Schedule of unrecognized deferred tax assets of unused operating loss carry forwards

As of December 31, 2020, the expiration period for abovementioned unrecognized deferred tax assets of unused operating loss carryforwards for statutory tax were as follows:

		Unrecognized
	Deductible amount	deferred tax assets	Expiration year
	(in thousands)
Taiwan operations	$102,259	$20,452	2021~2025
	108,708	21,742	2026~2030
Hong Kong operations	1,828	151	Indefinitely
US operations	12,458	3,503	2024~2040
Israel operations	16,118	3,707	Indefinitely
		$49,555